Related parties (Tables)	3 Months Ended
Mar. 31, 2019
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of March 31, 2019 and December 31, 2018, which therefore do not include balances with Abengoa, are as follows:

	Balance as of March 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Credit receivables (current)	4,044	5,328
Total current receivables with related parties	4,044	5,328

Trade payables (current)	25,139	19,352
Total current payables with related parties	25,139	19,352

Credit payables (non-current)	28,434	33,675
Total non-current payables with related parties	28,434	33,675

Related party transactions
The transactions carried out with related parties, which are primarily transactions with Abengoa and with subsidiaries of Abengoa, during the three-month periods ended March 31, 2018, have been as follows:

	For the three-month period ended March 31,
	2019	2018
	($ in thousands)
Services received	-	(26,541)
Financial income	7	1,386
Financial expenses	(183)	(341)